PREFERRED STOCK AND SHAREHOLDERS' EQUITY - RSUs activity (Details) - $ / shares	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Restricted stock units
RSUs activity
Outstanding December 31, 2019	915,730
Awarded	794,448	915,730
Forfeited	(600)
Outstanding December 31, 2020	1,709,578	915,730
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Weighted Average Grant Date Fair Value [Abstract]
Outstanding December 31, 2019	$ 5.17
Awarded		$ 5.17
Outstanding December 31, 2020		$ 5.17
Vesting period (in years)		4 years
RSUs subject to continued service and liquidity-based conditions
RSUs activity
Options and RSUs vesting period	699,448